Schedule II Condensed Financial Information of Parent Company Only (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Current and deferred income taxes	$ 17,802
Total assets	552,360	675,573	838,346
AIG shareholders' equity:
Retained Earnings	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543
Total AIG shareholders' equity	101,538	78,856
New accounting standard for acquisition costs
Assets:
Current and deferred income taxes	17,802	2,171
Investments in consolidated subsidiaries	79,802	88,834
Total assets	552,360	675,573
AIG shareholders' equity:
Retained Earnings	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543
Total AIG shareholders' equity	101,538	78,856
New accounting standard for acquisition costs | As Previously Reported
Assets:
Current and deferred income taxes	16,084	3,957
Investments in consolidated subsidiaries	83,215	93,511
Total assets	555,773	683,443
AIG shareholders' equity:
Retained Earnings	14,332	(3,466)
Accumulated other comprehensive income	5,008	7,624
Total AIG shareholders' equity	104,951	85,319
New accounting standard for acquisition costs | Effect of Change
Assets:
Current and deferred income taxes	1,718	(1,786)
Investments in consolidated subsidiaries	(3,413)	(4,677)
Total assets	(3,413)	(7,870)
AIG shareholders' equity:
Retained Earnings	(3,558)	(6,382)
Accumulated other comprehensive income	145	(81)
Total AIG shareholders' equity	(3,413)	(6,463)
Parent Company
Assets:
Current and deferred income taxes	22,438	2,171
Investments in consolidated subsidiaries	79,802	88,834
Total assets	163,929	171,871
AIG shareholders' equity:
Retained Earnings	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543
Total AIG shareholders' equity	101,538	78,856
Parent Company | As Previously Reported
Assets:
Current and deferred income taxes		3,957
Investments in consolidated subsidiaries	83,215	93,511
Total assets	167,342	178,334
AIG shareholders' equity:
Retained Earnings	14,332	(3,466)
Accumulated other comprehensive income	5,008	7,624
Total AIG shareholders' equity	104,951	85,319
Parent Company | New accounting standard for acquisition costs | Effect of Change
Assets:
Current and deferred income taxes		(1,786)
Investments in consolidated subsidiaries	(3,413)	(4,677)
Total assets	(3,413)	(6,463)
AIG shareholders' equity:
Retained Earnings	(3,558)	(6,382)
Accumulated other comprehensive income	145	(81)
Total AIG shareholders' equity	$ (3,413)	$ (6,463)